DETAILS OF ACCRUED LIABLIITES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Included in accrued liabilities in Dole’s consolidated balances sheets were the following items:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Amounts due to growers	$197,745	$124,928
Employee-related costs and benefits	105,823	97,081
Sales, marketing and advertising	11,480	16,766
Shipping related costs	45,153	28,305
Materials and supplies	12,529	14,627
Accrued interest	3,520	3,415
Deferred income	2,166	2,375
Accrued capital expenditures	2,711	1,465
Professional services	7,371	8,551
Accrued rent	1,690	1,301
Hedging liability	2,188	7,004
Recourse liability	3,104	4,282
Miscellaneous other accrued liabilities	41,537	47,327
Total accrued liabilities	$437,017	$357,427